Derivative financial instruments - Embedded derivatives (Details) - Sociedad Minera Cerro Verde S.A.A. item in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($) item
Disclosure Of Embedded derivatives [Line Items]
Derivative financial asset liabilities	$ 91,011,000	$ 12,793,000
Copper concentrate [Member]
Disclosure Of Embedded derivatives [Line Items]
Quantity of Metal | item	320,095	284,566
Embedded derivatives, maturity	January 2023 to May 2023	January 2022 to May 2022
Derivative financial asset liabilities	$ 63,335,000	$ 13,335,000
Copper concentrate [Member] | Minimum
Disclosure Of Embedded derivatives [Line Items]
Provisional pricing	$ 3.448	$ 4.174
Forward pricing	3.798	4.400
Copper concentrate [Member] | Maximum
Disclosure Of Embedded derivatives [Line Items]
Provisional pricing	$ 3.807	$ 4.584
Forward pricing	3.799	4.421
Copper cathode [Member]
Disclosure Of Embedded derivatives [Line Items]
Quantity of Metal | item	4,187	3,087
Embedded derivatives, maturity	January 2023	January 2022
Forward pricing	3.798	4.421
Derivative financial asset liabilities	$ (61,000)	$ 318,000
Copper cathode [Member] | Minimum
Disclosure Of Embedded derivatives [Line Items]
Provisional pricing		$ 4.318
Molybdenum [Member]
Disclosure Of Embedded derivatives [Line Items]
Quantity of Metal | item	2,425	4,035
Embedded derivatives, maturity	January 2023 to February 2023	January 2022 to February 2022
Forward pricing	28.267	16.456
Derivative financial asset liabilities	$ 27,737,000	$ (860,000)
Molybdenum [Member] | Minimum
Disclosure Of Embedded derivatives [Line Items]
Provisional pricing	16.677	16.659
Molybdenum [Member] | Maximum
Disclosure Of Embedded derivatives [Line Items]
Provisional pricing	$ 16.935	$ 16.773